CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
CONSOLIDATED BALANCE SHEETS
Allowance for credit loss | ¥	¥ 17,725,683		¥ 20,164,070
Investment in equity investees | ¥	¥ 76,929,667		¥ 0
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	30,178,859		34,538,226
Ordinary shares, shares outstanding	30,178,859		31,977,665
Treasury stock, common, shares	0		2,560,561